T. ROWE PRICE GNMA Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.3%
Whole Loans Backed
1.3%
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 5,315 5,376
Verus Securitization Trust
Series 2020-2, Class A2, CMO, ARM
2.989%, 5/25/60 (1) 6,000 6,251
Vista Point Securitization Trust
Series 2020-1, Class A2, CMO, ARM
2.77%, 3/25/65 (1) 4,000 4,097
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$15,315) 15,724
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 112.3%
U.S. Government Agency Obligations
13.4% (2)
Federal Home Loan Mortgage
6.50%, 8/1/36  27 31
7.00%, 11/1/30 - 4/1/32  490 570
Federal Home Loan Mortgage, UMBS, 4.50%, 1/1/50  31,714 34,706
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  2,505 2,641
Federal National Mortgage Assn., ARM, 12M USD LIBOR + 1.59%,
2.142%, 11/1/35  5 5
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  894 1,042
Federal National Mortgage Assn., CMO, IO, 3.00%, 2/25/28  7,321 424
Federal National Mortgage Assn., UMBS
2.50%, 12/1/50  23,194 24,080
3.00%, 12/1/49 - 2/1/50  20,067 21,090
3.50%, 5/1/50  2,777 2,982
5.00%, 1/1/49  3,850 4,376
UMBS, TBA
1.50%, 4/1/36 - 4/1/51 (3) 11,364 11,372
2.00%, 4/1/36 - 4/1/51 (3) 5,250 5,384
2.50%, 4/1/36 - 4/1/51 (3) 36,653 37,997
3.00%, 4/1/36 - 4/1/51 (3) 4,174 4,397
3.50%, 4/1/36 - 4/1/51 (3) 3,179 3,375
4.00%, 4/1/51 (3) 1,304 1,402
4.50%, 4/1/51 (3) 1,276 1,389
5.00%, 4/1/51 (3) 3,571 3,957
161,220

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations
98.9%
Government National Mortgage Assn.
2.50%, 2/20/31 - 1/20/51  85,771 89,157
3.00%, 11/20/26 - 7/20/50 (4) 241,304 253,206
3.50%, 1/20/27 - 1/20/50  198,122 215,695
4.00%, 3/20/39 - 7/20/49  110,199 121,014
4.50%, 5/20/30 - 6/20/50 (4) 69,658 77,714
5.00%, 5/15/33 - 6/20/49  49,874 56,294
5.50%, 10/20/32 - 3/20/49  30,513 34,986
6.00%, 6/20/31 - 11/20/48  7,629 9,017
6.50%, 12/15/23 - 6/20/48  26,035 30,568
7.00%, 1/20/28 - 1/20/34  390 451
7.50%, 11/15/21 - 6/15/32  802 892
8.00%, 12/15/21 - 3/15/30  436 473
8.50%, 12/15/21 - 9/15/24  6 6
9.00%, 6/15/21 - 3/20/25  15 14
9.50%, 3/15/23 - 12/15/24  9 9
Government National Mortgage Assn., CMO
3.50%, 9/20/41 - 6/20/47  8,196 8,856
Government National Mortgage Assn., CMO, ARM, IO, 2.71%,
2/16/51  10,000 1,150
Government National Mortgage Assn., CMO, IO
3.00%, 6/20/37 - 1/20/50  21,265 1,091
3.50%, 8/20/29 - 2/16/51  59,265 5,750
4.00%, 5/20/37 - 6/20/49  34,610 5,012
4.50%, 4/20/39 - 6/20/49  11,525 1,315
5.00%, 6/20/39 - 2/16/40  32,197 5,264
Government National Mortgage Assn., TBA
2.00%, 3/20/51 - 4/20/51 (3) 76,337 77,464
2.50%, 3/20/51 - 4/20/51 (3) 124,676 129,434
3.00%, 3/20/51 - 4/20/51 (3) 19,077 19,859
3.50%, 4/20/51 (3) 683 724
4.00%, 3/20/51 - 4/20/51 (3) 38,989 41,716
4.50%, 4/20/51 (3) 766 828
5.00%, 4/20/51 (3) 1,564 1,711
1,189,670
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $1,335,990) 1,350,890
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.9%
U.S. Treasury Obligations
2.9%
U.S. Treasury Bonds, 1.625%, 11/15/50  25,500 22,687
U.S. Treasury Bonds, 1.875%, 2/15/51  1,735 1,642

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.375%, 1/31/26  4,905 4,826
U.S. Treasury Notes, 1.125%, 2/15/31  5,890 5,745
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $36,033) 34,900
SHORT-TERM INVESTMENTS 8.2%
Money Market Funds 8.2%
T. Rowe Price Government Reserve Fund, 0.05% (5)(6) 98,287 98,287
Total Short-Term Investments (Cost $98,287) 98,287
Total Investments in Securities 124.7%
(Cost $1,485,625) $ 1,499,801
Other Assets Less Liabilities (24.7)% (296,808)
Net Assets 100.0% $ 1,202,993
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,724 and represents 1.3% of net assets.
(2) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(3) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $341,009 and represents 28.3% of net assets.
(4) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (6.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (6.3)%
U.S. Government Agency Obligations
(4.1)% (2)
UMBS, TBA
1.50%, 3/1/51 - 4/1/51 23,176 (22,763)
2.00%, 4/1/51 8,114 (8,179)
3.00%, 4/1/51 5,905 (6,182)
3.50%, 3/1/51 - 4/1/51 5,391 (5,719)
4.00%, 4/1/51 2,868 (3,084)
4.50%, 4/1/51 2,853 (3,106)
(49,033)
U.S. Government Obligations
(2.2)%
Government National Mortgage Assn., TBA
3.00%, 4/20/51 2,948 (3,072)
3.50%, 4/20/51 2,915 (3,090)
4.00%, 4/20/51 2,892 (3,096)
4.50%, 3/20/51 - 4/20/51 16,246 (17,551)
(26,809)
Total TBA Sales Commitments (Proceeds $(75,806)) (75,842)

T. ROWE PRICE GNMA Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%,
Monthly, Receive upon credit default,
12/16/72 5,000 (12) 84 (96)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%,
Monthly, Receive upon credit default,
12/16/72 25,000 (58) 373 (431)
Total Bilateral Credit Default Swaps, Protection
Bought 457 (527)
Total Bilateral Swaps 457 (527)

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 661 U.S. Treasury Notes five year contracts 6/21 (81,943) $ 665
Short, 709 U.S. Treasury Notes two year contracts 6/21 (156,523) 19
Net payments (receipts) of variation margin to date (762)
Variation margin receivable (payable) on open futures contracts $ (78)

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 121+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 61,297  ¤  ¤ $ 98,287^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $121 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $98,287.

T. ROWE PRICE GNMA Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE GNMA Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE GNMA Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F70-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,401,51 4 $ — $ 1,401,514
Short-Term Investments 98,287 — — 98,287
Total Securities 98,287 1,401,51 4 — 1,499,80 1
Futures Contracts* 684 — — 684
Total $ 98,971 $ 1,401,51 4 $ — $ 1,500,48 5
Liabilities
TBA Sales Commitments $ — $ 75,842 $ — $ 75,842
Swaps — 70 — 70
Total $ — $ 75,912 $ — $ 75,912
1
Includes Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.